NOTES PAYABLE (Details Textual) - USD ($)		1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 14, 2017	Oct. 31, 2017	Jul. 05, 2017	Apr. 21, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Jan. 15, 2017	Dec. 31, 2016	Feb. 28, 2014
Debt Instrument [Line Items]
Due to Officers or Stockholders					$ 3,098,690		$ 3,098,690
Fair Value Assumptions, Expected Volatility Rate				114.00%
Fair Value Assumptions, Risk Free Interest Rate				1.59%
Warrants Not Settleable in Cash, Fair Value Disclosure					380,037		380,037
Accretion Expense					$ 74,073	$ 0	$ 74,073	$ 0
Warrant [Member]
Debt Instrument [Line Items]
Fair Value Assumptions, Exercise Price					$ 0.25		$ 0.25
Fair Value Assumptions, Expected Volatility Rate							114.00%
Fair Value Assumptions, Risk Free Interest Rate							1.91%
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage									12.00%
Interest Expense, Debt					$ 60,493		$ 206,245
Debt Instrument, Face Amount									$ 2,000,000		$ 1,500,000
Debt Instrument, Maturity Date									Nov. 15, 2017
Interest Payable, Current									$ 17,488
Debt Instrument, Convertible, Terms of Conversion Feature	upon the consummation of an equity or equity-linked round of with an aggregate gross proceeds of $7,000,000, without any action on part of the Holder, the outstanding principal, accrued and unpaid interest and premium amount equal to twenty-five percent (25%) of the principal amount less the accrued and unpaid interest, will be converted into shares of new round stock based upon the lesser of (a) the lowest issuance (or conversion) price of new round stock in case there is more than one tranche of new round stock or (b) twenty-five cents ($0.25).						The convertible loans contain the following terms: convertible at the option of the holder at the price of the equity financing or payable on demand upon the completion of an equity financing greater than $5,000,000; automatically convertible at the price of the equity financing upon completion of an equity financing between $3,500,000 and $5,000,000		The convertible loans contain the following terms: convertible at the option of the holder at the price of the equity financing or payable on demand upon the completion of an equity financing greater than $5,000,000; automatically convertible at the price of the equity financing upon completion of an equity financing between $3,500,000 and $5,000,000
Debt Instrument Principal Percentage	0.00%
Debt Instrument, Convertible, Conversion Price	$ 0.25
Proceeds from Contributions from Affiliates							$ 1,098,715
Accretion Expense							74,073
Convertible Loans Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage									10.00%		6.00%
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right									3,000,000
First Tranches [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount											$ 500,000
Second Tranches [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount										$ 500,000
Fourth Tranches [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount									$ 500,000
IMT Notes [Member]
Debt Instrument [Line Items]
Debt Instrument Demand Deferral, Minimum Capital Proceeds Required							15,000,000		$ 15,000,000
Notes Payable				$ 330,600
Debt Instrument, Interest Rate, Stated Percentage									3.50%
Interest Expense, Debt					2,341	1,138	4,709	4,463	$ 5,706
Promissory Note [Member]
Debt Instrument [Line Items]
Notes Payable												$ 200,000
Debt Instrument, Interest Rate, Stated Percentage												10.00%
Interest Expense, Debt			$ 41,973		5,152	$ 5,042	9,898	$ 8,932	18,740
Debt Instrument, Periodic Payment, Principal			$ 12,319				12,319
Promissory Note [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment		$ 100,000
Director [Member] | IMT Notes [Member]
Debt Instrument [Line Items]
Notes Payable					152,795		152,795		$ 150,689
Joint Venture Partner [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Interest Expense, Debt					$ 3,527		$ 13,611
Debt Instrument, Convertible, Terms of Conversion Feature							the Company’s Chinese joint venture partners loaned the Company $500,000 with an interest rate of 8% convertible into the Company’s common shares upon a capital raise (“Qualified Financing”) where gross proceeds exceed $3,000,000 at the lesser of $0.50 and the quotient of the outstanding balance on conversion date by the price of the Qualified Financing. Additionally, the holders are entitled to warrants equaling 25% of the number of conversion shares to be issued at conversion.
Proceeds from Contributions from Affiliates							$ 500,000